Consolidated Statement Of Shareholders' Equity (USD $) In Millions, except Share data	Total		Ordinary Shares[Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Delphi Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 2,171		$ 3	$ 1,758	$ 110	$ (183)	$ 1,688	$ 483
Balance, shares at Dec. 31, 2011			328,000,000
Net income	1,160				1,077		1,077	83
Other comprehensive income (loss)	(52)					(54)	(54)	2
Dividend payments of consolidated affiliates to minority shareholders	(66)							(66)
Acquisition of minority interest	(17)						0	(17)
VCP payout	16			16			16
Repurchase of ordinary shares	(403)			(72)	(331)		(403)
Repurchase of ordinary shares, shares	(13,421,742)		(13,000,000)
Share based compensation	21			21			21
Balance at Dec. 31, 2012	2,830		3	1,723	856	(237)	2,345	485
Balance, shares at Dec. 31, 2012			315,000,000
Net income	1,301	[1]			1,212		1,212	89
Other comprehensive income (loss)	4					0	0	4
Dividends on ordinary shares	(211)			3	(214)		(211)
Dividend payments of consolidated affiliates to minority shareholders	(77)							(77)
Taxes withheld on employees' restricted share award vestings	(3)			(3)			(3)
Repurchase of ordinary shares	(457)			(49)	(408)		(457)
Repurchase of ordinary shares, shares	(9,106,434)		(9,000,000)
Share based compensation	47			47			47
Assets purchased from non-controlling interests in excess of book value				(22)			(22)	22
Balance at Dec. 31, 2013	3,434		3	1,699	1,446	(237)	2,911	523
Balance, shares at Dec. 31, 2013			306,000,000
Net income	1,440	[2]			1,351		1,351	89
Other comprehensive income (loss)	(513)					(504)	(504)	(9)
Dividends on ordinary shares	(301)			4	(305)		(301)
Dividend payments of consolidated affiliates to minority shareholders	(100)							(100)
Taxes withheld on employees' restricted share award vestings	(8)			(8)			(8)
Repurchase of ordinary shares	(1,024)			(80)	(944)		(1,024)
Repurchase of ordinary shares, shares	(15,041,713)		(15,000,000)
Share based compensation	76			76			76
Excess tax benefits on share based compensation	9			9			9
Balance at Dec. 31, 2014	$ 3,013		$ 3	$ 1,700	$ 1,548	$ (741)	$ 2,510	$ 503
Balance, shares at Dec. 31, 2014			291,000,000

[1]	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million
[2]	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.